Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements [Abstract]
Disclosure of maturity analysis of operating lease payments [Table Text Block]
	2024	2023
Within one year	$16.7	$20.7
After one year but not more than five years	7.7	9.5
More than five years	2.9	4.1
	$27.3	$34.3